PROPERTY, PLANT AND EQUIPMENT- Additional Information (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 28, 2020	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Amount of borrowing costs			$ 2,122	$ 2,079
Percentage of royalty buy back right, exercised		1.00%
Percentage of royalty buy back right	3.00%	3.00%	2.00%
Price of royalty buy back right	$ 4,306	$ 1,869
Percentage of NSR		0.20%
Amount of purchase price of tranche		$ 200
Remaining NSR percentage		2.00%
Demolition loss		$ 1,098
Mine under construction
Property and equipment
Amount of borrowing costs			$ 2,122	$ 2,079
Price of royalty buy back right		963
Becancour Battery Material Plant under construction
Property and equipment
Price of royalty buy back right		$ 906